Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 14 - Subsequent Events

A.	Merger agreement

See note 1 regarding the agreement signed on February 9, 2023, between the Company and Urgently.

B.	Notification of Noncompliance

Effective as of January 9, 2023, the Company moved the listing of its ordinary shares from the Nasdaq Global Market to the Nasdaq Capital Market and requested from Nasdaq an additional 180-day compliance period to meet the minimum bid price. On February 21, 2023, Nasdaq notified the Company that it had determined Otonomo was eligible for an additional 180-calendar day period, or until August 21, 2023, to regain compliance from the Listing Qualifications Department of Nasdaq, especially the minimum bid price requirement under the Nasdaq Listing Rules.